DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended
	Nov. 24, 2020	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Warrants			$ 0	$ 2,831,809
Sale of Stock, Transaction Costs	$ 1,858,498
Cash underwriting fees	1,601,808
Other offering costs	$ 256,690
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account		80.00%		80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination		50.00%		50.00%
Working capital subject to annual limit		$ 250,000		$ 250,000
Minimum net tangible assets upon consummation of the Business Combination		$ 5,000,001		$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent		20.00%		20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%		100.00%
Threshold business days for redemption of public shares		5 days		5 days
Loans from working capital		$ 0			$ 0
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	8,009,041	7,500,000
Share price per share	$ 10.00	$ 10.00
Gross proceeds from sale of units	$ 80,090,410
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	509,041	8,625,000		509,041
Share price per share	$ 10.00	$ 10.00
Over-allotment | Private Warrant
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued		3,283,333
Proceeds from sale of Private Warrants		$ 2,955,000
Private Placement | Private Warrant
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	3,146,454	3,033,333
Exercise price of warrants	$ 0.90	$ 0.90
Proceeds from sale of Private Warrants	$ 2,831,809	$ 2,730,000